Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Leasing Arrangements [Abstract]
Finance Lease Receivables Included In Prepaid Expenses And Other And Other Assets

				(dollars in millions)
At December 31,			2011			2010
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$1,610	$119	$1,729	$2,360	$155	$2,515
Estimated residual value	1,202	9	1,211	1,305	7	1,312
Unearned income	(874)	(19)	(893)	(1,140)	(20)	(1,160)

Total	$1,938	$109	$2,047	$2,525	$142	$2,667

Allowance for doubtful accounts			(137)			(152)

Finance lease receivables, net			$1,910			$2,515

Prepaid expenses and other			$46			$59
Other assets			1,864			2,456

			$1,910			$2,515

Components Of Income From Leveraged Leases

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Pretax income	$61	$74	$83
Income tax expense	24	32	34

Schedule Of Future Minimum Lease Payments Received From Capital Leases

	(dollars in millions)
Years	Capital Leases	Operating Leases
2012	$130	$171
2013	115	157
2014	94	140
2015	67	119
2016	148	95
Thereafter	1,175	102

Total	$1,729	$784

Amortization Of Capital Leases

	(dollars in millions)
At December 31,	2011	2010
Capital leases	$362	$321
Less accumulated amortization	132	130

Total	$230	$191

Schedule Of Aggregate Minimum Rental Commitments Under Noncancelable Leases

	(dollars in millions)
Years	Capital Leases	Operating Leases
2012	$92	$2,004
2013	88	1,779
2014	66	1,558
2015	53	1,298
2016	47	1,004
Thereafter	130	4,746

Total minimum rental commitments	476	$12,389

Less interest and executory costs	124

Present value of minimum lease payments	352
Less current installments	66

Long-term obligation at December 31, 2011	$286